INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following:

	December 31,
	2019	2018
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,002	41,281
Customer relationships	4,466	4,466
Marketing rights and patents	2,400	2,210

	48,868	47,957

	$1,523	$2,434

Schedule of Estimated Amortization Expenses
Estimated amortization expenses for the following years is as follows:
Year ending December 31,

2020	$441
2021	431
2022	321
2023	330

$1,523